CONCENTRATION OF RISKS (Details) ¥ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024 CNY (¥) item customer	Sep. 30, 2023 item	Dec. 31, 2023 CNY (¥)
CONCENTRATION OF RISKS
Depreciation (appreciation) of RMB against US$	(1.10%)		1.70%
Customer Concentration Risk
CONCENTRATION OF RISKS
Number of customers who contributed more than 2% of Company's revenue | customer	0
Cabinet and Bandwidth Supply
CONCENTRATION OF RISKS
Number of suppliers | item	5	5
Bandwidth and Cabinet Resources | Supplier Concentration Risk | Largest five suppliers
CONCENTRATION OF RISKS
Concentration of risk, percentage	43.00%	43.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk | Aggregate local subsidiaries of a telecommunication carrier
CONCENTRATION OF RISKS
Concentration of risk, percentage	5.00%	6.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk | Customers on a stand-alone basis | Minimum
CONCENTRATION OF RISKS
Concentration of risk, percentage	1.00%
Revenue from contract with customer benchmark | Customer Concentration Risk
CONCENTRATION OF RISKS
Number of customer generated more than 10% but less than 20% of Company's revenue | customer	1
Revenue from contract with customer benchmark | Customer Concentration Risk | Maximum
CONCENTRATION OF RISKS
Concentration of risk, percentage	20.00%
Revenue from contract with customer benchmark | Customer Concentration Risk | Minimum
CONCENTRATION OF RISKS
Concentration of risk, percentage		10.00%
PRC | Credit Concentration Risk
CONCENTRATION OF RISKS
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions | ¥	¥ 1,971,126		¥ 2,431,089
Outside the PRC | Credit Concentration Risk
CONCENTRATION OF RISKS
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions | ¥	¥ 18,058		¥ 426,022